Consolidated Statements Of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interests [Member]
BALANCE - value at Dec. 31, 2013	$ 242,101	$ 6		$ 275,183	$ (31,770)	$ (473)	$ (845)
BALANCE - shares at Dec. 31, 2013		59,670
Share-based compensation, Value	2,694			2,694
Share-based compensation, Shares		118
Vesting of restricted stock units, including impact of shares withheld for taxes, value	(497)			(497)
Vesting of restricted stock units, including impact of shares withheld for taxes, shares		111
Exercise of stock options and purchases from employee stock plan, Value	1,568			1,568
Exercise of stock options and purchases from employee stock plan, Shares		271
Excess income tax benefit from share-based compensation	206			206
Purchase of noncontrolling interests	(143)			(988)			$ 845
Net income (loss)	10,295				10,295
Other comprehensive income (loss)—net of tax	(261)					(261)
BALANCE - value at Dec. 31, 2014	255,963	$ 6		278,166	(21,475)	(734)
BALANCE - shares at Dec. 31, 2014		60,170
Share-based compensation, Value	4,040			4,040
Share-based compensation, Shares		154
Vesting of restricted stock units, including impact of shares withheld for taxes, value	(267)			(267)
Vesting of restricted stock units, including impact of shares withheld for taxes, shares		115
Exercise of stock options and purchases from employee stock plan, Value	1,365			1,365
Exercise of stock options and purchases from employee stock plan, Shares		270
Excess income tax benefit from share-based compensation	(57)			(57)
Purchase of treasury stock, value	(1,433)		$ (1,433)
Purchase of treasury stock, shares			(278)
Net income (loss)	(6,189)				(6,189)
Other comprehensive income (loss)—net of tax	(1,249)					(1,249)
BALANCE - value at Dec. 31, 2015	252,173	$ 6	$ (1,433)	283,247	(27,664)	(1,983)
BALANCE - shares at Dec. 31, 2015		60,709	(278)
Share-based compensation, Value	2,455			2,455
Share-based compensation, Shares		148
Vesting of restricted stock units, including impact of shares withheld for taxes, value	(171)			(171)
Vesting of restricted stock units, including impact of shares withheld for taxes, shares		74
Exercise of stock options and purchases from employee stock plan, Value	905			905
Exercise of stock options and purchases from employee stock plan, Shares		309
Excess income tax benefit from share-based compensation	(133)			(133)
Net income (loss)	(8,177)				(8,177)
Other comprehensive income (loss)—net of tax	838					838
BALANCE - value at Dec. 31, 2016	$ 247,890	$ 6	$ (1,433)	$ 286,303	$ (35,841)	$ (1,145)
BALANCE - shares at Dec. 31, 2016		61,240	(278)